SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2018
SEGMENTED INFORMATION [Text Block]
12.	SEGMENTED INFORMATION

The Company’s business is considered as operating in one segment, being the development of software and hardware for use in digital media kiosks.

The Company derives a substantial amount of its revenue from six customers (2017 – two; 2016 – two), which contributed approximately 86% (2017 - 50%; 2016 - 78%) of revenue for the year ended December 31, 2018.